SCHEDULE OF FOREIGN CURRENCY TRANSLATION AND TRANSACTION (Details)	Jun. 30, 2024
Period End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period end spot rate	1
Period End Spot Rate [Member] | MEXICO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period end spot rate	0.54
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period end spot rate	1
Average Rate [Member] | MEXICO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period end spot rate	0.58